Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Barclays PLC
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2021
Entity Central Index Key	0000312069
Current Fiscal Year End Date	--12-31